Document and Entity Information Document	Jun. 30, 2025
Document Entity Information [Abstract]
Entity Central Index Key	0000006955
Document Type	8-K
Document Period End Date	Jun. 30, 2025
Entity Registrant Name	ENERPAC TOOL GROUP CORP.
Entity Incorporation, State or Country Code	WI
Entity File Number	1-11288
Entity Tax Identification Number	39-0168610
Entity Address, Address Line One	648 N. PLANKINTON AVE., 4TH FLOOR
Entity Address, City or Town	MILWAUKEE,
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53203
City Area Code	(262)
Local Phone Number	293-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.20 per share
Trading Symbol	EPAC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Document Information [Line Items]
Entity Address, State or Province	WI
Entity Address, City or Town	MILWAUKEE,
Entity Address, Address Line One	648 N. PLANKINTON AVE., 4TH FLOOR
Entity Address, Postal Zip Code	53203
City Area Code	(262)
Local Phone Number	293-1500
Former Address
Document Entity Information [Abstract]
Entity Address, Address Line One	N86 W12500 WESTBROOK CROSSING
Entity Address, City or Town	MENOMONEE FALLS
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53051
Document Information [Line Items]
Entity Address, State or Province	WI
Entity Address, City or Town	MENOMONEE FALLS
Entity Address, Address Line One	N86 W12500 WESTBROOK CROSSING
Entity Address, Postal Zip Code	53051